Summary of significant accounting policies - Additional information (Detail)		12 Months Ended
	Jan. 01, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Jan. 01, 2020 CNY (¥)
Percentage Of VIE contribution to consolidated revenue		98.00%	91.00%	99.00%	98.00%
Percentage Of VIE accounted of consolidated total assets		27.00%	27.00%		27.00%
Percentage Of VIE accounted of consolidated total liabilities		81.00%	81.00%		81.00%
Convenience translation rate per US$1.00		6.3726			6.3726
Impairment loss of investments				¥ 20,872,725
Group recorded impairment loss other expense		33,653,746
Capitalized research and development expenses
Advertising and market promotion expenses		495,504,251	219,369,426	135,859,453
Recognizes income tax due to uncertain tax position
Interest and penalties related to potential underpaid income tax expenses
Deferred revenue	¥ 229,701,778
Government subsidies		71,162,166	92,708,856	68,834,899
Goodwill impairment loss
Right-of-use assets		72,309,492	62,141,054		$ 11,346,937
Lease liabilities		31,278,210	16,951,948		4,908,234
Cash and cash equivalents		4,456,405,874	5,279,902,398	8,091,990,270	$ 699,307,327
Service fees charged		1,624,748,798	1,401,036,611	4,618,911,571
Due to WFOE		3,278,174,124	2,493,814,825
Operating cash outflows		840,389,499	¥ 794,124,509	¥ 4,667,280,643
Nanshan Lanyue Asset Management Tianjin Partnership [Member]
Equity method partnership investment percentage						4.35%
Suzhou Industrial Park Yuanhe Nanshan [Member]
Equity method partnership investment percentage						0.53%
Nanshan Douyu Asset Management Tianjin Partnership Member [Member]
Equity method partnership investment percentage						0.75%
Wuhan Chaosai Business Information Consulting Partnership [Member]
Equity method partnership investment percentage						5.63%
Wuhan Ouyue [Member]
Equity method partnership investment percentage						99.99%
Cumulative Effect, Period of Adoption, Adjustment [Member]
Right-of-use assets							¥ 100,318,025
Lease liabilities							¥ 81,851,982
CHINA [Member]
Cash and cash equivalents		¥ 178,802,402
Cash and cash equivalents percentage		4.00%			4.00%